Trade Receivables, Other Receivables and Prepayments (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [Line Items]
Trade receivables	$ 11,860,798	$ 24,763,795
Current [Member]
Trade Receivables [Line Items]
Trade receivables	1,791,936	1,496,397
Past due for less than 4 months [Member]
Trade Receivables [Line Items]
Trade receivables	2,721,633	9,306,568
Past due for more than 4 months [Member]
Trade Receivables [Line Items]
Trade receivables	$ 7,347,229	$ 13,960,830